Form N-1A Supplement	Dec. 31, 2024
Nuveen Life Large Cap Responsible Equity Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]	Nuveen Life Large Cap Responsible Equity Fund SUPPLEMENT NO. 5 dated February 27, 2026 to the Statutory Prospectus (“Prospectus”) dated May 1, 2025